Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 4,696	$ 4,246
Goods in transit	4,067	4,715
Work in progress	2,569	2,649
Finished goods	4,261	10,171
Inventories, gross	15,593	21,781
Impairment provision	(1,043)	(1,165)
Inventories, net	$ 14,550	$ 20,616